Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets
Intangible assets

(16) Intangible assets

The balances as of December 31, 2021, 2020 and 2019 for $704,374, $753,224 and $772,640 are mainly comprised of trade names and customer relationships derived from the purchase through its subsidiary OK Foods, Inc. Customer relationships are generally amortized over 15 years based on the pattern of revenue expected to be generated from the use of the asset.

Indefinite life intangible assets are initially recorded at their fair value and are not amortized, but they are reviewed for impairment at least annually or more frequently if impairment indicators arise.

During 2021, an impairment of $5,459 was determined in one of the commercial brands due to the decrease in sales. During 2019 the Company ended a relationship with clients for which an intangible asset was recognized. The Company does not expect to do future business with those clients resulting in an impairment in intangible assets from customer relationships of $73,733, which was charged to the results of the fiscal year as other expenses.

a)	Intangible assets consist of the following:

	2021	2020	2019
Amortizable intangible assets
Customer relationships	$968,012	941,582	891,553
Accumulated amortization	(290,404)	(219,702)	(74,859)
Impairment loss	—	—	(73,733)
Total net amortizable intangible assets	677,608	721,880	742,961
Trade names not subject to amortization	32,225	31,344	29,679
Impairment loss	(5,459)	—	—
Total intangible assets	$704,374	753,224	772,640

b)	Reconciliation between the carrying amounts at the beginning and at the end of the intangible assets

		Trade names
	Customer	not subject to
	relationships	amortization	Total
Carrying amounts
Balance as of January 1, 2021	$941,582	31,344	972,926
Additions	—	—	—
Impairment loss	—	(5,459)	(5,459)
Currency translation effect	26,430	881	27,311
Balance as of December 31, 2021	968,012	26,766	994,778

Accumulated amortization
Balance as of January 1, 2021	(219,702)	—	(219,702)
Additions	—	—	—
Amortization expense	(70,702)	—	(70,702)
Balance as of December 31, 2021	(290,404)	—	(290,404)
Total intangible assets	$677,608	26,766	704,374

		Trade
		names
		not subject
	Customer	to
	relationships	amortization	Total
Carrying amounts
Balance as of January 1, 2020	$817,820	29,679	847,499
Additions	—	—	—
Currency translation effect	123,762	1,665	125,427
Balance as of December 31, 2020	941,582	31,344	972,926
Accumulated amortization
Balance as of January 1, 2020	(74,859)	—	(74,859)
Additions	—	—	—
Amortization expense	(144,843)	—	(144,843)
Balance as of December 31, 2020	(219,702)	—	(219,702)
Total intangible assets	$721,880	31,344	753,224

		Trade
		names
		not subject
	Customer	to
	relationships	amortization	Total
Carrying amounts
Balance as of January 1, 2019	$1,014,361	30,905	1,045,266
Additions	—	—	—
Impairment loss	(73,733)	—	(73,733)
Currency translation effect	(122,808)	(1,226)	(124,034)
Balance as of December 31, 2019	817,820	29,679	847,499
Accumulated amortization
Balance as of January 1, 2019	(95,911)	—	(95,911)
Additions	—	—	—
Amortization expense	21,052	—	21,052
Balance as of December 31, 2019	(74,859)	—	(74,859)
Total intangible assets	$742,961	29,679	772,640